Subsequent Events (Details) - Subsequent event $ in Millions	Oct. 02, 2020 USD ($) installment	Aug. 03, 2020 USD ($)	Jul. 02, 2020 USD ($)
Subsequent Event [Line Items]
Common share repurchase program		$ 10.0
SinoPac credit facility
Subsequent Event [Line Items]
Credit facility			$ 13.3
Number of quarterly installments | installment	19
Line of credit term	5 years
Balloon payment at maturity	$ 3.8
SinoPac credit facility | LIBOR
Subsequent Event [Line Items]
Margin percentage	3.75%